RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term employee benefits
Employee salaries and bonuses	$ 2,235,926	$ 2,112,605	$ 1,326,702
Directors fees	245,000	270,000	267,785
Social security and medical care costs	77,284	63,529	32,912
Total short-term employee benefits	2,558,210	2,446,134	1,627,399
Post-employment benefits
Contributions to defined contribution pension plan	32,435	34,162	15,928
Employee termination expense		296,592
Key management expense
Share-based payments	1,555,857	2,270,023	1,055,719
Total key management remuneration	$ 4,146,502	$ 5,046,911	$ 2,699,046